Property,Plant,and Equipment - Balances and changes in property, plant, and equipment beginning and ending (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ 6,637,826	R$ 5,796,418	R$ 5,438,895
Property, plant, and equipment, reclassifications			3,865
Property, plant, and equipment, beginning restated	6,637,826	5,796,418	5,442,760
Property, plant, and equipment, additions	1,198,613	1,321,519	1,039,377
Property, plant, and equipment, depreciation	(737,593)	(646,982)	(567,182)
Property, plant, and equipment, transfer	742	(3,561)	(6,546)
Property, plant, and equipment, write-offs and disposals	(36,542)	(49,343)	(30,462)
Property, plant, and equipment, effect of foreign currency exchange rate variation	118,967	43,952	(89,256)
Property, plant, and equipment, ending	7,278,865	6,637,826	5,796,418
Property, plant, and equipment, fair value CBLSA retrospective effect	3,298
Property, plant, and equipment, opening balance TEAS	96,852
Property, plant, and equipment, opening balance CBLSA		175,823
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	13,219,520	11,427,567	10,564,612
Property, plant, and equipment, reclassifications			4,740
Property, plant, and equipment, beginning restated	13,219,520	11,427,567	10,569,352
Property, plant, and equipment, additions	1,202,014	1,322,030	1,047,389
Property, plant, and equipment, transfer	798	(3,706)	(9,999)
Property, plant, and equipment, write-offs and disposals	(142,009)	(131,113)	(89,371)
Property, plant, and equipment, effect of foreign currency exchange rate variation	(207,904)	341,198	(89,804)
Property, plant, and equipment, ending	14,183,960	13,219,520	11,427,567
Property, plant, and equipment, fair value CBLSA retrospective effect	3,298
Property, plant, and equipment, opening balance TEAS	111,541
Property, plant, and equipment, opening balance CBLSA		263,544
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(6,576,049)	(5,625,625)	(5,118,732)
Property, plant, and equipment, reclassifications			(875)
Property, plant, and equipment, beginning restated	(6,576,049)	(5,625,625)	(5,119,607)
Property, plant, and equipment, depreciation	(737,593)	(646,982)	(567,182)
Property, plant, and equipment, transfer	(56)	145	3,453
Property, plant, and equipment, write-offs and disposals	105,017	81,347	57,614
Property, plant, and equipment, effect of foreign currency exchange rate variation	327,266	(297,213)	97
Property, plant, and equipment, ending	(6,896,104)	(6,576,049)	(5,625,625)
Property, plant, and equipment, opening balance TEAS	(14,689)
Property, plant, and equipment, opening balance CBLSA		(87,721)
Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(5,645)	(5,524)	(6,985)
Property, plant, and equipment, beginning restated	(5,645)	(5,524)	(6,985)
Property, plant, and equipment, additions	(3,401)	(511)	(285)
Property, plant, and equipment, write-offs and disposals	450	423	1,295
Property, plant, and equipment, effect of foreign currency exchange rate variation	(395)	(33)	451
Property, plant, and equipment, ending	(8,991)	(5,645)	(5,524)
Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	6,607,788	5,787,982
Property, plant, and equipment, ending		6,607,788	5,787,982
Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	13,167,063	11,415,100
Property, plant, and equipment, ending		13,167,063	11,415,100
Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(6,553,630)	(5,621,594)
Property, plant, and equipment, ending		(6,553,630)	(5,621,594)
Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(5,645)	(5,524)
Property, plant, and equipment, ending		(5,645)	R$ (5,524)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, reclassifications	26,740	8,436
Increase (decrease) due to application of IFRS 15 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, reclassifications	49,159	12,467
Increase (decrease) due to application of IFRS 15 [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, reclassifications	R$ (22,419)	R$ (4,031)
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	-	-	-
Property, plant, and equipment, beginning	R$ 576,642	R$ 520,575	R$ 524,159
Property, plant, and equipment, beginning restated	576,642	520,575	524,159
Property, plant, and equipment, additions	3,994	4,319	157
Property, plant, and equipment, transfer	9,261	16,039	218
Property, plant, and equipment, write-offs and disposals	(895)	(969)	(202)
Property, plant, and equipment, effect of foreign currency exchange rate variation	(1,238)	4,574	(3,757)
Property, plant, and equipment, ending	620,879	576,642	520,575
Property, plant, and equipment, fair value CBLSA retrospective effect	(2,532)
Property, plant, and equipment, opening balance TEAS	33,115
Property, plant, and equipment, opening balance CBLSA		32,104
Land [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(104)	(197)	(197)
Property, plant, and equipment, beginning restated	(104)	(197)	(197)
Property, plant, and equipment, additions	(723)	(104)
Property, plant, and equipment, write-offs and disposals		197
Property, plant, and equipment, ending	(827)	(104)	(197)
Land [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	579,174	520,575
Property, plant, and equipment, ending		579,174	520,575
Land [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (104)	(197)
Property, plant, and equipment, ending		R$ (104)	R$ (197)
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	13	12	13
Property, plant, and equipment, beginning	R$ 4,721,931	R$ 4,225,056	R$ 3,991,839
Property, plant, and equipment, beginning restated	4,721,931	4,225,056	3,991,839
Property, plant, and equipment, additions	115,171	130,154	117,157
Property, plant, and equipment, transfer	588,696	105,060	164,883
Property, plant, and equipment, write-offs and disposals	(4,895)	(16,069)	(10,209)
Property, plant, and equipment, effect of foreign currency exchange rate variation	(261,955)	277,730	(38,614)
Property, plant, and equipment, ending	5,219,256	4,721,931	4,225,056
Property, plant, and equipment, opening balance TEAS	60,308
Machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(2,980,166)	(2,474,504)	(2,241,244)
Property, plant, and equipment, beginning restated	(2,980,166)	(2,474,504)	(2,241,244)
Property, plant, and equipment, depreciation	(271,867)	(258,068)	(242,419)
Property, plant, and equipment, transfer	1,143	(139)	3,099
Property, plant, and equipment, write-offs and disposals	3,449	10,174	9,536
Property, plant, and equipment, effect of foreign currency exchange rate variation	288,461	(257,629)	(3,476)
Property, plant, and equipment, ending	(2,969,209)	(2,980,166)	(2,474,504)
Property, plant, and equipment, opening balance TEAS	(10,229)
Machinery [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(4,724)	(4,347)	(4,739)
Property, plant, and equipment, beginning restated	(4,724)	(4,347)	(4,739)
Property, plant, and equipment, additions	(1,532)	(397)	(281)
Property, plant, and equipment, write-offs and disposals	444	45	325
Property, plant, and equipment, effect of foreign currency exchange rate variation	(305)	(25)	348
Property, plant, and equipment, ending	(6,117)	(4,724)	(4,347)
Machinery [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	4,721,931	4,225,056
Property, plant, and equipment, ending		4,721,931	4,225,056
Machinery [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(2,980,166)	(2,474,504)
Property, plant, and equipment, ending		(2,980,166)	(2,474,504)
Machinery [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (4,724)	(4,347)
Property, plant, and equipment, ending		R$ (4,724)	R$ (4,347)
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	32	30	30
Property, plant, and equipment, beginning	R$ 1,637,871	R$ 1,440,204	R$ 1,382,603
Property, plant, and equipment, beginning restated	1,637,871	1,440,204	1,382,603
Property, plant, and equipment, additions	7,041	10,677	11,597
Property, plant, and equipment, transfer	151,937	95,630	68,989
Property, plant, and equipment, write-offs and disposals	(2,929)	(12,409)	(281)
Property, plant, and equipment, effect of foreign currency exchange rate variation	(10,914)	32,998	(22,704)
Property, plant, and equipment, ending	1,801,073	1,637,871	1,440,204
Property, plant, and equipment, fair value CBLSA retrospective effect	(1,996)
Property, plant, and equipment, opening balance TEAS	18,067
Property, plant, and equipment, opening balance CBLSA		70,771
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(724,408)	(632,908)	(591,831)
Property, plant, and equipment, beginning restated	(724,408)	(632,908)	(591,831)
Property, plant, and equipment, depreciation	(53,462)	(46,795)	(43,778)
Property, plant, and equipment, transfer	10,046	130	13
Property, plant, and equipment, write-offs and disposals	2,608	5,535	151
Property, plant, and equipment, effect of foreign currency exchange rate variation	26,533	(28,365)	2,537
Property, plant, and equipment, ending	(743,117)	(724,408)	(632,908)
Property, plant, and equipment, opening balance TEAS	(4,434)
Property, plant, and equipment, opening balance CBLSA		(22,005)
Buildings [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, additions	(306)
Property, plant, and equipment, ending	(306)
Buildings [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	1,639,867	1,440,204
Property, plant, and equipment, ending		1,639,867	1,440,204
Buildings [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (724,408)	(632,908)
Property, plant, and equipment, ending		R$ (724,408)	R$ (632,908)
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	8	9	9
Property, plant, and equipment, beginning	R$ 912,555	R$ 796,521	R$ 701,183
Property, plant, and equipment, beginning restated	912,555	796,521	701,183
Property, plant, and equipment, additions	11,931	13,819	11,109
Property, plant, and equipment, transfer	103,371	116,698	87,312
Property, plant, and equipment, write-offs and disposals	(12,273)	(14,494)	(3,078)
Property, plant, and equipment, effect of foreign currency exchange rate variation	56	11	(5)
Property, plant, and equipment, ending	1,015,640	912,555	796,521
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(475,651)	(412,449)	(359,117)
Property, plant, and equipment, beginning restated	(475,651)	(412,449)	(359,117)
Property, plant, and equipment, depreciation	(83,208)	(71,660)	(55,913)
Property, plant, and equipment, transfer	(4,574)	(166)	339
Property, plant, and equipment, write-offs and disposals	5,398	8,624	2,235
Property, plant, and equipment, effect of foreign currency exchange rate variation	(7)		7
Property, plant, and equipment, ending	(558,042)	(475,651)	(412,449)
Leasehold improvements [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(564)	(560)	(659)
Property, plant, and equipment, beginning restated	(564)	(560)	(659)
Property, plant, and equipment, additions	(733)	(10)	(4)
Property, plant, and equipment, write-offs and disposals	2	14
Property, plant, and equipment, effect of foreign currency exchange rate variation	(90)	(8)	103
Property, plant, and equipment, ending	(1,385)	(564)	(560)
Leasehold improvements [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	912,555	796,521
Property, plant, and equipment, ending		912,555	796,521
Leasehold improvements [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(475,651)	(412,449)
Property, plant, and equipment, ending		(475,651)	(412,449)
Leasehold improvements [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (564)	(560)
Property, plant, and equipment, ending		R$ (564)	R$ (560)
Automotive [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	13	13	14
Property, plant, and equipment, beginning	R$ 2,729,522	R$ 2,429,079	R$ 2,282,462
Property, plant, and equipment, beginning restated	2,729,522	2,429,079	2,282,462
Property, plant, and equipment, additions	98,478	131,134	113,162
Property, plant, and equipment, transfer	98,573	78,568	56,213
Property, plant, and equipment, write-offs and disposals	(62,240)	(29,935)	(22,758)
Property, plant, and equipment, ending	2,864,333	2,729,522	2,429,079
Property, plant, and equipment, fair value CBLSA retrospective effect	8,447
Property, plant, and equipment, opening balance CBLSA		120,676
Automotive [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(1,545,806)	(1,383,069)	(1,270,797)
Property, plant, and equipment, beginning restated	(1,545,806)	(1,383,069)	(1,270,797)
Property, plant, and equipment, depreciation	(162,815)	(144,884)	(130,613)
Property, plant, and equipment, transfer	(7,232)	(29)
Property, plant, and equipment, write-offs and disposals	58,245	26,907	18,341
Property, plant, and equipment, ending	(1,657,608)	(1,545,806)	(1,383,069)
Property, plant, and equipment, opening balance CBLSA		(44,731)
Automotive [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(169)	(336)	(1,306)
Property, plant, and equipment, beginning restated	(169)	(336)	(1,306)
Property, plant, and equipment, write-offs and disposals	4	167	970
Property, plant, and equipment, ending	(165)	(169)	(336)
Automotive [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	2,721,075	2,429,079
Property, plant, and equipment, ending		2,721,075	2,429,079
Automotive [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(1,545,806)	(1,383,069)
Property, plant, and equipment, ending		(1,545,806)	(1,383,069)
Automotive [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (169)	(336)
Property, plant, and equipment, ending		R$ (169)	R$ (336)
Lpg tanks [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	8	11	11
Property, plant, and equipment, beginning	R$ 692,856	R$ 631,978	R$ 541,351
Property, plant, and equipment, reclassifications			4,740
Property, plant, and equipment, beginning restated	692,856	631,978	546,091
Property, plant, and equipment, additions	78,995	96,290	115,309
Property, plant, and equipment, transfer	2,552	(1,149)	1,435
Property, plant, and equipment, write-offs and disposals	(31,387)	(34,263)	(30,857)
Property, plant, and equipment, ending	743,016	692,856	631,978
Lpg tanks [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(328,384)	(280,445)	(249,234)
Property, plant, and equipment, reclassifications			(875)
Property, plant, and equipment, beginning restated	(328,384)	(280,445)	(250,109)
Property, plant, and equipment, depreciation	(88,308)	(64,226)	(44,097)
Property, plant, and equipment, transfer	(2,347)	130
Property, plant, and equipment, write-offs and disposals	17,983	16,157	13,761
Property, plant, and equipment, ending	(401,056)	(328,384)	(280,445)
Lpg tanks [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	643,697	619,511
Property, plant, and equipment, ending		643,697	619,511
Lpg tanks [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(305,965)	(276,414)
Property, plant, and equipment, ending		(305,965)	R$ (276,414)
Lpg tanks [member] | Increase (decrease) due to application of IFRS 15 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, reclassifications	49,159	12,467
Lpg tanks [member] | Increase (decrease) due to application of IFRS 15 [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, reclassifications	R$ (22,419)	R$ (4,031)
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	6	7	7
Property, plant, and equipment, beginning	R$ 287,295	R$ 271,133	R$ 258,776
Property, plant, and equipment, beginning restated	287,295	271,133	258,776
Property, plant, and equipment, additions	29,141	28,428	25,882
Property, plant, and equipment, transfer	18,061	6,948	5,559
Property, plant, and equipment, write-offs and disposals	(23,996)	(21,055)	(18,575)
Property, plant, and equipment, effect of foreign currency exchange rate variation	(1,745)	1,841	(509)
Property, plant, and equipment, ending	308,756	287,295	271,133
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(112,200)	(101,082)	(92,457)
Property, plant, and equipment, beginning restated	(112,200)	(101,082)	(92,457)
Property, plant, and equipment, depreciation	(28,792)	(21,740)	(19,991)
Property, plant, and equipment, transfer	498	80
Property, plant, and equipment, write-offs and disposals	15,002	12,365	11,234
Property, plant, and equipment, effect of foreign currency exchange rate variation	1,842	(1,823)	132
Property, plant, and equipment, ending	(123,650)	(112,200)	(101,082)
Vehicles [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	287,295	271,133
Property, plant, and equipment, ending		287,295	271,133
Vehicles [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (112,200)	(101,082)
Property, plant, and equipment, ending		R$ (112,200)	R$ (101,082)
Furniture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	8	9	10
Property, plant, and equipment, beginning	R$ 265,909	R$ 204,550	R$ 170,695
Property, plant, and equipment, beginning restated	265,909	204,550	170,695
Property, plant, and equipment, additions	18,417	35,078	27,319
Property, plant, and equipment, transfer	6,078	10,775	8,955
Property, plant, and equipment, write-offs and disposals	(863)	(834)	(1,315)
Property, plant, and equipment, effect of foreign currency exchange rate variation	(10,570)	10,756	(1,104)
Property, plant, and equipment, ending	279,016	265,909	204,550
Property, plant, and equipment, fair value CBLSA retrospective effect	(585)
Property, plant, and equipment, opening balance TEAS	45
Property, plant, and equipment, opening balance CBLSA		5,584
Furniture [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(148,575)	(120,747)	(110,259)
Property, plant, and equipment, beginning restated	(148,575)	(120,747)	(110,259)
Property, plant, and equipment, depreciation	(18,482)	(15,128)	(11,146)
Property, plant, and equipment, transfer	(292)	(9)	5
Property, plant, and equipment, write-offs and disposals	513	594	868
Property, plant, and equipment, effect of foreign currency exchange rate variation	11,517	(9,275)	(215)
Property, plant, and equipment, ending	(155,339)	(148,575)	(120,747)
Property, plant, and equipment, opening balance TEAS	(20)
Property, plant, and equipment, opening balance CBLSA		(4,010)
Furniture [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(1)	(1)	(1)
Property, plant, and equipment, beginning restated	(1)	(1)	(1)
Property, plant, and equipment, additions	(69)
Property, plant, and equipment, ending	(70)	(1)	(1)
Furniture [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	266,494	204,550
Property, plant, and equipment, ending		266,494	204,550
Furniture [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(148,575)	(120,747)
Property, plant, and equipment, ending		(148,575)	(120,747)
Furniture [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (1)	(1)
Property, plant, and equipment, ending		R$ (1)	R$ (1)
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	-	-	-
Property, plant, and equipment, beginning	R$ 929,000	R$ 523,285	R$ 437,533
Property, plant, and equipment, beginning restated	929,000	523,285	437,533
Property, plant, and equipment, additions	796,909	766,775	487,651
Property, plant, and equipment, transfer	(883,994)	(386,198)	(384,335)
Property, plant, and equipment, write-offs and disposals	(578)	(4)	(535)
Property, plant, and equipment, effect of foreign currency exchange rate variation	81,462	10,192	(17,029)
Property, plant, and equipment, ending	922,799	929,000	523,285
Property, plant, and equipment, opening balance CBLSA		14,950
Construction in progress [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, additions	(38)
Property, plant, and equipment, ending	(38)
Construction in progress [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ 929,000	523,285
Property, plant, and equipment, ending		R$ 929,000	R$ 523,285
Advances to suppliers [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	-	-	-
Property, plant, and equipment, beginning	R$ 112,167	R$ 96,423	R$ 12,125
Property, plant, and equipment, beginning restated	112,167	96,423	12,125
Property, plant, and equipment, additions	6,317	61,536	102,465
Property, plant, and equipment, transfer	(100,233)	(48,722)	(13,781)
Property, plant, and equipment, effect of foreign currency exchange rate variation	(4,163)	2,930	(4,386)
Property, plant, and equipment, ending	14,088	112,167	96,423
Advances to suppliers [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(83)	(83)	(83)
Property, plant, and equipment, beginning restated	(83)	(83)	(83)
Property, plant, and equipment, ending	(83)	(83)	(83)
Advances to suppliers [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	112,167	96,423
Property, plant, and equipment, ending		112,167	96,423
Advances to suppliers [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (83)	(83)
Property, plant, and equipment, ending		R$ (83)	R$ (83)
Imports in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	-	-	-
Property, plant, and equipment, beginning	R$ 786	R$ 58	R$ 1,201
Property, plant, and equipment, beginning restated	786	58	1,201
Property, plant, and equipment, additions	699	1,182	8,007
Property, plant, and equipment, transfer	(1,446)	(450)	(8,895)
Property, plant, and equipment, effect of foreign currency exchange rate variation	2	(4)	(255)
Property, plant, and equipment, ending	41	786	58
Imports in progress [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ 786	58
Property, plant, and equipment, ending		R$ 786	R$ 58
IT equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life (years)	5	5	5
Property, plant, and equipment, beginning	R$ 352,986	R$ 288,705	R$ 260,685
Property, plant, and equipment, beginning restated	352,986	288,705	260,685
Property, plant, and equipment, additions	34,921	42,638	27,574
Property, plant, and equipment, transfer	7,942	3,095	3,448
Property, plant, and equipment, write-offs and disposals	(1,953)	(1,081)	(1,561)
Property, plant, and equipment, effect of foreign currency exchange rate variation	1,161	170	(1,441)
Property, plant, and equipment, ending	395,063	352,986	288,705
Property, plant, and equipment, fair value CBLSA retrospective effect	(36)
Property, plant, and equipment, opening balance TEAS	6
Property, plant, and equipment, opening balance CBLSA		19,495
IT equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(260,859)	(220,421)	(203,793)
Property, plant, and equipment, beginning restated	(260,859)	(220,421)	(203,793)
Property, plant, and equipment, depreciation	(30,659)	(24,481)	(19,225)
Property, plant, and equipment, transfer	2,702	148	(3)
Property, plant, and equipment, write-offs and disposals	1,819	991	1,488
Property, plant, and equipment, effect of foreign currency exchange rate variation	(1,080)	(121)	1,112
Property, plant, and equipment, ending	(288,083)	(260,859)	(220,421)
Property, plant, and equipment, opening balance TEAS	(6)
Property, plant, and equipment, opening balance CBLSA		(16,975)
IT equipment [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	353,022	288,705
Property, plant, and equipment, ending		353,022	288,705
IT equipment [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (260,859)	(220,421)
Property, plant, and equipment, ending		R$ (260,859)	R$ (220,421)